Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Livongo Health, Inc. and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Foreign Currency

Our reporting currency is the U.S. dollar. We determine the functional currency of each subsidiary based on the currency of the primary economic environment in which each subsidiary operates. Items included in the financial statements of such subsidiaries are measured using that functional currency.

The functional currency of each of our subsidiaries is the U.S. dollar. Foreign currency denominated monetary assets and liabilities are remeasured into U.S. dollars at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are remeasured into U.S. dollars at historical exchange rates. Gains or losses from foreign currency remeasurement and settlements are included in other income (expense), net in the consolidated statements of operations. During the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), our gains or losses from foreign currency remeasurement and settlements were not material.

Comprehensive Loss

For the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), there was no difference between comprehensive loss and net loss.

Unaudited Interim Consolidated Financial Information

The accompanying interim consolidated balance sheet as of September 30, 2019, the consolidated statements of operations, of cash flows, and of redeemable convertible preferred stock and stockholders’ deficit for the nine months ended September 30, 2018 and 2019 are unaudited. These interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, include all adjustments necessary to fairly state our financial position as of September 30, 2019 and the results of our operations and cash flows for the nine months ended September 30, 2018 and 2019. The financial data and other financial information disclosure in the notes to these consolidated financial statements related to the nine month periods are also unaudited. The results for the nine months ended September 30, 2019 are not necessarily indicative of the operating results expected for the year ending December 31, 2019 or any future period.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. Such estimates, judgments, and assumptions include: revenue recognition, assessment of the useful life and recoverability of long-lived assets, fair values of stock-based awards, contingent consideration in business combinations, and income taxes. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, our financial statements will be affected.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we will not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.

Business Combinations

We have completed a number of acquisitions of other businesses in the past and may acquire additional businesses or technologies in the future. The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of acquisition. We allocate the purchase price, which is the sum of the consideration provided in a business combination to the identifiable assets and liabilities of the acquired business at their acquisition date fair values. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies.

When we issue stock-based or cash awards to an acquired company’s stockholders, we evaluate whether the awards are consideration or compensation for post-acquisition services. The evaluation includes, among other things, whether the vesting of the awards is contingent on the continued employment of the acquired company’s stockholders beyond the acquisition date. If continued employment is required for vesting, the awards are treated as compensation for post-acquisition services and recognized as expense over the requisite service period.

To date, the assets acquired, and liabilities assumed in our business combinations have primarily consisted of goodwill and finite-lived intangible assets, consisting primarily of developed technologies, customer relationships and trade names. The estimated fair values and useful lives of identifiable intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, the nature of the business acquired, and the specific characteristics of the identified intangible assets. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including market conditions, technological developments, economic conditions and competition.

Acquisition-related transaction costs incurred by us are not included as a component of consideration transferred but are accounted for as operating expenses in the period in which the costs are incurred in the consolidated statements of operations.

Concentration of Risk

Financial instruments that potentially subject us to credit risk consist principally of cash, cash equivalents, short-term investment, and accounts receivable. We maintain our cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits. We invest our cash equivalents in highly rated money market funds and our investment in a short-term certificate of deposit. We have not experienced any losses in such accounts. We believe we are not exposed to any significant credit risk on cash, cash equivalents, and investment and perform periodic evaluations of the credit standing of such institutions.

Our sales are predominately to self-insured employers, healthcare providers, and insurance carriers located throughout North America. Accounts receivable are recorded at the invoiced amount, and are stated at realizable value, net of an allowance for doubtful accounts. We perform ongoing assessments and credit evaluations of our clients to assess the collectability of the accounts based on a number of factors, including past transaction experience, age of the accounts receivable, review of the invoicing terms of the contracts, and recent communication with clients. We have not experienced significant credit losses from our accounts receivable.

Significant customers and partners are those which represent 10% or more of our net accounts receivable balance or revenue during the period at each respective consolidated balance sheet date. There were no customers that represented 10% or more of our accounts receivable balance or revenue for the periods presented. For each significant partner, revenue as a percentage of total revenue and accounts receivable as a percentage of net accounts receivable were as follows:

	Revenue				Accounts Receivable
	Year Ended December 31,		Nine Months Ended September 30,		As of December 31,		As of September 30, 2019
	2017	2018	2018	2019	2017	2018
			(unaudited)				(unaudited)
Partner A	30%	33%	33%	28%	50%	28%	29%
Partner B	*	*	*	23%	*	13%	25%

*	Less than 10% of total revenue or net accounts receivable

We utilize a limited number of manufacturing vendors to build and assemble our products. The hardware components included in our devices are sourced from various suppliers by the manufacturer and are principally industry standard parts and components that are available from multiple vendors. Quality or performance failures of the glucometer or changes in the contractors’ or vendors’ financial or business condition could disrupt our ability to supply quality products to our customers and thereby have a material adverse impact on our business, financial condition and results of operations.

Fair Value Measurements

The carrying value of our financial instruments, including cash equivalents, short-term investment, accounts receivable, accounts payable, and accrued liabilities approximates fair value due to their short-term nature.

We measure financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires the use of observable inputs and minimizes the use of unobservable inputs. We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3—Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Revenue Recognition

The substantial majority of our revenue is derived from monthly subscription fees that are recognized as services are rendered and earned under the subscription agreements with clients. Clients are business entities that have contracted with us to offer the Livongo solution to their employees. Client’s employees or their covered dependents enrolled in the Livongo program are referred to as members. Clients are our customers. We improve member health results and reduce healthcare costs by providing an overall health management solution through the integration of Livongo devices, supplies, access to our web-based platform, and clinical and data services. Clients primarily pay monthly subscription fees based on a per participant per month model, based on the number of active enrolled members each month. In addition, clients can choose to pay an upfront amount with a lower per participant per month fee. In certain agreements associated with our Livongo for Behavioral Health by myStrength solution, clients either pay a fixed upfront fee or a monthly fee based on the number of members to whom the solution is available. The contract term is generally one to three years, with one year auto-renewal terms. There is usually a six-month minimum enrollment period for members. Many of our customers can stop their monthly recurring subscription but will be required to pay an early termination fee if the termination occurs during the minimum enrollment period.

We sell to our clients through our direct sales force and through our partners (channel partners, pharmacy benefit managers, and resellers). We are the principal with respect to contracts originated through partners, as we are the primary obligor responsible for providing the solutions that are the subject of the arrangement with the client, we have latitude in establishing pricing, and we have inventory risk. In these situations, revenue is recognized on a gross basis, and fees paid to partners are recorded as commissions expense included in sales and marketing expenses in the consolidated statements of operations.

We have determined that our blood glucose meter does not have standalone value because the device is not sold separately and does not function without the associated supplies and services. Our blood glucose meter along with the associated supplies and services are treated as a single unit of account and revenue is recognized on a monthly basis when all of the following criteria are satisfied: (i) there is persuasive evidence that an arrangement exists, (ii) delivery of the device has occurred and services are being rendered, (iii) the price is fixed or determinable and (iv) collectability is reasonably assured. When the arrangement includes an upfront fee, the upfront fee is deferred and amortized into revenue over the expected member enrollment period, which is estimated to be 24 months and such amount has not been material for all periods presented.

We also derive revenue from the sale of certain of our connected devices when we have determined they have standalone value, such as the cellular-connected weight scale in our Livongo for Prediabetes and Weight Management solution. When an agreement contains multiple units of account, we allocate revenue to each unit of account based on a selling price hierarchy as required. The selling price for a unit of account is based on its Vendor Specific Objective Evidence (“VSOE”) or, if available, third-party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“ESP”) if neither VSOE nor TPE is available. The ESP is established considering several internal factors including, but not limited to, historical sales, pricing practices and geographies in which we offer our products and solutions. The determination of ESP is judgmental. Amounts allocated to the device unit of account are recognized upon delivery of the device. Amounts allocated to the service unit of account are recognized ratably over time, but not to exceed any amounts that are subject to contingent revenue limitations.

Certain of our contractual agreements with customers contain a most-favored nation clause, pursuant to which we represent that the price charged and the terms offered to the customer will be no less favorable than those made available to other customers. We have not incurred any obligations related to such terms in these agreements during the periods presented.

Certain of our client contracts are subject to pricing adjustments based on various performance metrics, such as member satisfaction scores, cost savings guarantees and health outcome guarantees, which if not met typically require us to refund a portion of the per participant per month fee paid. We defer the maximum amount of consideration that is contingently refundable to our clients until the performance metric is met.

Deferred Revenue and Deferred Costs

Deferred revenue consists of billed, but unrecognized revenue, comprised of fees received in advance of the delivery or completion of the services and amounts received in instances when revenue recognition criteria have not been met. Deferred revenue associated with upfront payments for the device is amortized ratably over expected member enrollment period. Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent deferred revenue. Deferred costs consist of cost of inventory incurred in connection with delivery of services that are deferred and amortized over the shorter of the expected member enrollment period or the expected device life.

Cost of Revenue

Cost of revenue consists of expenses that are closely correlated or directly related to delivery of our solutions and monthly subscription fees, including product costs, data center costs, client support costs, credit card processing fees, allocated overhead costs, and amortization of developed technology and deferred costs. Certain personnel expenses associated with supporting these functions, including allocated overhead expenses for facilities, IT and depreciation expense, are included in cost of revenue.

Cash, Cash Equivalents, Short-Term Investment, and Restricted Cash

Cash and cash equivalents consist of cash in banks and highly liquid investments, including money market fund accounts, purchased with an original maturity of three months or less. Cash equivalents consist of investments in money market funds for which the carrying amount approximates fair value, due to the short maturities of these instruments.

Short-term investment consists of a certificate of deposit which matures in less then twelve months. Our restricted cash consists of deposits required under our vendor agreement, credit card program and the terms of the lease agreement for our office space in Mountain View, California and in Chicago, Illinois. Total restricted cash was $0.3 million, $0.2 million, and $1.3 million, as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), respectively.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of amounts billed to customers. Our accounts receivable are subject to collection risk. Gross accounts receivable are reduced for this risk by an allowance for doubtful accounts. We determine the need for an allowance for doubtful accounts by performing ongoing assessments and credit evaluations of our clients to assess the probability of collection based upon various factors, including past transaction experience, age of the accounts receivable, review of the invoicing terms of the contract, and recent communication with clients. Accounts receivables are written off against the allowance when management determines a balance is uncollectible and we no longer actively pursue collection of the receivable.

We do not typically offer right of refund in our contracts. We have not experienced significant credit losses from our accounts receivable. As of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), the allowance for doubtful accounts was $0.1 million, $0.6 million, and $1.6 million, respectively.

The changes in the allowance for doubtful accounts are as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2019
			(unaudited)
	(in thousands)
Allowance for doubtful accounts—beginning balance	$(92)	$(51)	$(575)
Provision for doubtful accounts	(58)	(494)	(501)
Other adjustments and writeoffs	99	(30)	(476)

Allowance for doubtful accounts—ending balance	$(51)	$(575)	$(1,552)

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. We review goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. On January 1, 2017, we adopted ASU No. 2017-04, Intangibles- Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminated Step 2 from the testing of goodwill impairment. Goodwill is tested for impairment at the reporting unit level by first assessing the qualitative factors to determine whether it is more likely than not that the fair value of our single reporting unit is less than its carrying amount. Qualitative indicators assessed include consideration of macroeconomic, industry and market conditions, our overall financial performance and personnel or strategy changes. Based on the qualitative assessment, if it is determined that it is more likely than not that its fair value is less than its carrying amount, the fair value of our single reporting unit is compared to its carrying value. Any excess of the goodwill carrying amount over the fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. As of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), no goodwill impairment has been identified.

Intangible Assets, Net

Acquired finite-lived intangible assets are amortized over their estimated useful lives. We evaluate the recoverability of our intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. We have not recorded any such impairment charges.

Useful Life
(in years)
Customer relationships	7–10
Developed technology	5–7
Trade names	2–5

Inventories

Inventories consist of purchased components for assembling our welcome kits, refill kits, and replacement components. Our inventories are stated at the lower of cost or net realizable value. The cost of inventories is determined using the weighted-average cost method, which approximates the actual cost on a FIFO (first-in, first-out) basis. All inventories are expected to be delivered to our members within a normal operating cycle for us and all of our kits and replacement components are classified as current assets. We measure our inventories at the lower of cost or net realizable value. We have determined that all of our inventories would be sold at cost, and that no reserve for lower of cost or net realizable value is required for our inventories as of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited).

Property and Equipment, Net

Property and equipment, net, are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are generally three years. Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining lease term or the estimated useful lives of related improvements. Expenditures for repairs and maintenance are expensed in the period incurred.

Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Furniture and fixtures	3 years
Computers, equipment and software	3 years
Capitalized internal-use software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Capitalized Internal-Use Software Costs

Software development costs for software to be sold, leased, or otherwise marketed are expensed as incurred until the establishment of technological feasibility, at which time those costs are capitalized until the product is available for general release to customers and amortized over the estimated life of the product. Technological feasibility is established upon the completion of a working prototype that has been certified as having no critical bugs and is a release candidate. To date, costs to develop software that is marketed externally have not been capitalized as the current software development process is essentially completed concurrently with the establishment of technological feasibility. As such, all related software development costs are expensed as incurred and included in research and development expense in the consolidated statements of operations.

Costs related to software acquired, developed, or modified solely to meet our internal requirements, with no substantive plans to market such software at the time of development, and costs related to development of web-based products are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post-implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Capitalized internal-use software costs are amortized on a straight-line basis over their estimated useful lives. We capitalized $1.6 million, $4.0 million, $2.5 million, and $3.6 million for software acquired, developed and modified to meet our internal requirements during the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), respectively. Amortization expense related to capitalized internal-use software during the years ended December 31, 2017 and 2018, and the nine months ended September 30, 2018 and 2019 (unaudited) was $0.2 million, $0.9 million, $0.6 million and $1.8 million, respectively.

Impairment of Long-Lived Assets

We review long-lived assets for impairment when circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the sum of the future undiscounted cash flows the assets are expected to generate over the remaining useful lives of the assets. If a long-lived asset fails a recoverability test, we measure the amount by which the carrying value of the asset exceeds its fair value. There were no events or changes in business circumstances during the years ended December 31, 2017, December 31, 2018, and the nine months ended September 30, 2019 (unaudited) that indicated the carrying amounts of any long-lived assets were not fully recoverable.

Advance Payments from Partner

Advance payments from partner represents amounts received from a channel partner in connection with a Value-Added Reseller Agreement (“Reseller Agreement”) dated as of May 4, 2017. The Reseller Agreement specifies for payments to us if certain user enrollment targets are not met by specified dates stated in the initial term of the Reseller Agreement. Such payments are used as credits against our reseller fee payments to the channel partner. As of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), advance payments from the channel partner were $3.8 million, $6.7 million, and $9.5 million, respectively.

Advertising Expense

We recognize advertising expenses as they are incurred, and such costs are included in sales and marketing expense in the consolidated statements of operations. During the years ended December 31, 2017 and 2018 and nine months ended September 30, 2018 and 2019 (unaudited), advertising expense was approximately $3.0 million, $5.0 million, $3.4 million, and $8.7 million, respectively.

Deferred Offering Costs

Deferred offering costs are capitalized and consist of fees and expenses incurred in connection with the anticipated sale of our common stock in an initial public offering (“IPO”), including the legal, accounting, printing and other IPO-related costs. Capitalized deferred offering costs were included in other noncurrent assets on our consolidated balance sheet prior to the IPO. Upon completion of the IPO, these deferred offering costs were reclassified to stockholders’ equity and recorded against the proceeds from the offering.

Stock-Based Compensation Expense

We recognize stock-based compensation expense on a straight-line basis over the requisite service period, which is generally consistent with the vesting of the awards, based on the estimated fair value of all stock-based payments issued to employees and directors. We estimate the fair value of each employee stock option on the date of grant using the Black-Scholes option-pricing model. The determination of the fair value of each stock award using this option-pricing model is affected by our assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the fair value of the common stock at the date of grant, the expected term of the awards, the expected stock price volatility over the term of the awards, risk-free interest rate, and dividend yield as follows:

Fair Value of Common Stock—Given the absence of a public trading market prior to our IPO, our board of directors considered numerous objective and subjective factors to determine the fair value of our common stock at each grant date. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the prices for our redeemable convertible preferred stock sold to outside investors; (iii) the rights and preferences of redeemable convertible preferred stock relative to common stock; (iv) the lack of marketability of our common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the business, given prevailing market conditions.

Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. We determine the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For stock options granted to non-employees, the expected term equals the remaining contractual term of the option from the vesting date.

Expected Volatility—As we have no trading history for our common stock, the expected volatility was estimated by taking the average historic price volatility for industry peers, consisting of several public companies in our industry that are either similar in size, stage, or financial leverage, over a period equivalent to the expected term of the awards.

Risk-Free Interest Rate—The risk-free interest rate is calculated using the average of the published interest rates of U.S. Treasury zero-coupon issues with maturities that are commensurate with the expected term.

Dividend Yield—The dividend yield assumption is zero, as we have no history of, or plans to make, dividend payments.

Stock-based compensation expense for equity instruments issued to non-employees is based on their fair values of the awards determined using the Black-Scholes option-pricing model as the awards vest. The fair value of options granted to non-employees is recognized over the vesting period on a straight-line basis. For stock options issued to non-employees with specific performance criteria, we make a determination at each balance sheet date whether the performance criteria are probable of being achieved. Compensation expense is recognized as the performance criteria are met or when it is probable that the criteria will be met.

During the year ended December 31, 2018 and the nine months ended September 30, 2019 (unaudited), we granted options with a combination of service-based vesting conditions and market-based vesting conditions. The estimated fair value of these options was determined on the date of grant using the Monte Carlo simulation model, which utilizes multiple input variables to simulate a range of our possible future enterprise value. The determination of the estimated grant date fair value of these options is affected by a number of assumptions including our estimated common stock fair value on the grant date, expected volatilities of our common stock, our risk-free interest rate, and expected dividend yield. We recognize stock-based compensation expense for these options on a graded basis over the longer of the explicit service period or the derived service period.

We account for forfeitures when they occur. For awards forfeited before completion of the requisite service period, previously recognized compensation cost is reversed in the period the award is forfeited. For stock-based awards that are modified, a modification of the terms of a stock-based award is treated as an exchange of the original award or a new award with total compensation cost equal to the grant-date fair value of the original award plus any incremental value of the modification to the award.

Common Stock Warrants

Common stock warrants are measured at their estimated fair value upon issuance using the Black-Scholes pricing model and recorded in additional paid-in capital. Common stock warrants are equity classified and no subsequent remeasurement is required.

Income Taxes

We account for income taxes using the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities with consideration given to net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to be in effect when the differences are expected to reverse.

We assess the likelihood that deferred tax assets will be recovered from future taxable income and a valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized. We adopted Accounting Standards Update (“ASU”) No. 2015-17, Income Taxes—Balance Sheet Classification of Deferred Taxes, and classified our deferred income taxes as noncurrent on the consolidated balance sheets.

We recognize and measure uncertain tax positions using a two-step approach. The first step is to evaluate the tax position taken or expected to be taken by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, after resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Significant judgment is required to evaluate uncertain tax positions. We evaluate our uncertain tax positions on a regular basis. Our evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of the audit, and effective settlement of audit issues.

Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. We consider all series of redeemable convertible preferred stock to be participating securities as the holders of such stock are entitled to receive non-cumulative dividends on an as-converted basis in the event that a dividend is paid on common stock. Under the two-class method, the net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of our redeemable convertible preferred stock do not have a contractual obligation to share in our losses. Under the two-class method, net income is attributed to common stockholders and participating securities based on their participation rights.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Net loss attributable to common stockholders is calculated by adjusting net loss with current period accretion of redeemable convertible preferred stock. As we have reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Recent Accounting Pronouncements Adopted

Business Combinations: In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set of transferred assets and activities is not a business. We early adopted this ASU in the year ended December 31, 2018. The adoption of this ASU did not have a material impact on our consolidated financial statements.

Goodwill Impairment: In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This ASU will simplify the measurement of goodwill by eliminating step two of the two-step impairment test. Step two measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The new guidance requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The early adoption of this ASU in the year ended December 31, 2018 did not have a material impact on our consolidated financial statements.

Stock-Based Compensation: In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provides clarity in applying the guidance in Topic 718 around modifications of stock-based payment awards. The adoption of this ASU in the year ended December 31, 2018 did not have a material impact on our consolidated financial statements.

Comprehensive Income: In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides financial statement preparers with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. This ASU becomes effective for us for the year ending December 31, 2019 and the interim periods therein. Early adoption is permitted. The amendments in this ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The adoption of this ASU did not have a material impact on our consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, and ASU No. 2018-11, Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU No. 2018-20, Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In September 2019, the FASB issued ASU No. 2019-01, Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. This ASU is effective for us for the year ending December 31, 2020 and interim periods within the year ending December 31, 2021. Early adoption is permitted. We are currently evaluating adoption methods and whether this ASU will have a material impact on our consolidated financial statements.

Stock-Based Compensation: In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. The standard simplifies the accounting for share-based payments granted to nonemployees for goods and services and aligns most of the guidance on such payments to the nonemployees with the requirements for share-based payments granted to employees. ASU No. 2018-07 is effective for us for the year ending December 15, 2020, and interim periods within the year ending December 31, 2021. Early adoption is permitted. We are currently evaluating the impact of this ASU on our consolidated financial statements.

Internal Use Software: In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use-software. This ASU is effective for us for the year ending December 31, 2021, and interim periods within the year ending December 31, 2022. Early adoption is permitted. We are currently evaluating the impact of this ASU on our consolidated financial statements.

Revenue Recognition: In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), which amends the existing accounting standards for revenue recognition. ASU No. 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. ASU No. 2014-09 will be effective for us for our annual results for the year ending December 31, 2019, and our interim periods beginning after December 31, 2019. Subsequently, the FASB has issued the following standards related to ASU No. 2014-09: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations; ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, which clarifies narrow aspects of ASC 606 or corrects unintended application of the guidance.

We plan to adopt the new revenue standard using the modified retrospective transition method when it becomes effective for us, which is the year ending December 31, 2019 and interim periods beginning after December 31, 2019. We are in the process of reviewing our significant contracts and are evaluating the impact of the new standard. Based on our preliminary impact assessment of the Livongo for Diabetes solution, we believe that the overall promise to our customers is to improve member health results and reduce healthcare costs, and the delivery of this promise would not be possible without the integration of Livongo devices, supplies, access to our web-based platform, and clinical and data services. The promises to transfer the goods and services are not separately identifiable in accordance with ASC 606-10-25-19b, evidenced by the fact that we provide a significant service of integrating the goods and services provided by us (i.e., inputs) into a combined output (i.e., member behavior modifications) that result in the fulfillment of our promise to our customers. We are currently finalizing our assessment of the full accounting impact of the standard; however, we have identified the treatment of variable consideration will be impacted upon our adoption. Additionally, incremental costs of obtaining a contract will be recognized as assets to the extent the period of benefit is greater than one year. We continue to evaluate the effect that the standard will have on our consolidated financial statements, including disclosures, and preliminary assessments are subject to change.